Stock Plans - Options Range of exercise prices (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Entity's closing stock price at end of period	90.33
Options Outstanding [Abstract]
Number of options outstanding	4.3	[1]
Weighted average exercise price of options outstanding	52.09	[1]
Aggregate intrinsic value of options outstanding	162	[1]
Options Exercisable [Abstract]
Number of exercisable options	2.5	[1]
Weighted average exercise price of exercisable options	44.82	[1]
Aggregate intrinsic value of exercisable options	115	[1]
Weighted-average years to expiration of exercisable options (years)	4.5
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	20.42
Maximum price of options outstanding, end of the period	34.00
Options Outstanding [Abstract]
Number of options outstanding	0.7
Weighted-average years to expiration of options outstanding	3 years 7 months
Weighted average exercise price of options outstanding	29.21
Aggregate intrinsic value of options outstanding	40
Options Exercisable [Abstract]
Number of exercisable options	0.5
Weighted average exercise price of exercisable options	27.54
Aggregate intrinsic value of exercisable options	31
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	34.01
Maximum price of options outstanding, end of the period	44.05
Options Outstanding [Abstract]
Number of options outstanding	0.6
Weighted-average years to expiration of options outstanding	4 years 6 months
Weighted average exercise price of options outstanding	39.74
Aggregate intrinsic value of options outstanding	28
Options Exercisable [Abstract]
Number of exercisable options	0.4
Weighted average exercise price of exercisable options	39.28
Aggregate intrinsic value of exercisable options	23
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	44.06
Maximum price of options outstanding, end of the period	51.85
Options Outstanding [Abstract]
Number of options outstanding	1.3
Weighted-average years to expiration of options outstanding	5 years 2 months
Weighted average exercise price of options outstanding	48.93
Aggregate intrinsic value of options outstanding	55
Options Exercisable [Abstract]
Number of exercisable options	1.1
Weighted average exercise price of exercisable options	48.53
Aggregate intrinsic value of exercisable options	45
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	51.86
Maximum price of options outstanding, end of the period	68.95
Options Outstanding [Abstract]
Number of options outstanding	0.7
Weighted-average years to expiration of options outstanding	6 years 5 months
Weighted average exercise price of options outstanding	58.58
Aggregate intrinsic value of options outstanding	22
Options Exercisable [Abstract]
Number of exercisable options	0.4
Weighted average exercise price of exercisable options	55.46
Aggregate intrinsic value of exercisable options	14
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	68.96
Maximum price of options outstanding, end of the period	88.75
Options Outstanding [Abstract]
Number of options outstanding	1.0
Weighted-average years to expiration of options outstanding	8 years 8 months
Weighted average exercise price of options outstanding	73.35
Aggregate intrinsic value of options outstanding	17
Options Exercisable [Abstract]
Number of exercisable options	0.1
Weighted average exercise price of exercisable options	69.12
Aggregate intrinsic value of exercisable options	2

[1]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2012, all stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 4.5 years.